Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ 102,197	$ 176,537	$ 55,243
Deferred	(3,292)	(50,605)	30,239
Income taxes	$ 98,905	$ 125,932	$ 85,482